FINANCIAL RISK MANAGEMENT (Details 1) $ in Thousands	Dec. 31, 2025 USD ($)
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ 95,000
Liability Measured At Fair Value [Member]
IfrsStatementLineItems [Line Items]
Fair value	2,684
Loans And Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value	552
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Fair value	$ 1,177